Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.15%
New Jersey–84.38%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,325	$1,431,345
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,154
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2040	1,500	1,678,481
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2041	1,300	1,445,451
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2042	1,700	1,879,416
Series 2024 A, Ref. RB (INS - AGC)(a)	4.00%	11/01/2044	3,000	2,958,960
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	1,034,770
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	516,281
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	794,702
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	131,430
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	5,495	5,866,346
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2015, RB	5.00%	07/01/2033	1,400	1,413,641
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,120,434
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,007
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	8,000	8,737,394
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,039
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,870,088
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(e)(f)	5.00%	06/15/2026	300	309,190
Series 2016 A, Ref. RB(e)(f)	5.00%	06/15/2026	600	618,380
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	93,001
Series 2015 WW, RB(e)(f)	5.00%	06/15/2025	3,000	3,032,015
Series 2015 WW, RB(e)(f)	5.00%	06/15/2025	3,000	3,032,015
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,851,059
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,110,403
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,086,219
Series 2020, RB	4.00%	11/01/2038	1,000	1,012,135
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(g)	5.00%	10/01/2039	2,000	1,612,146
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	2,015	2,017,197
Series 2012, RB(d)	5.75%	09/15/2027	805	806,172
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	354,956
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,001,625
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,106,748
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,636,212
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,203,820
Series 2014 A, RB(b)	6.00%	10/01/2034	515	515,480
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,814,656
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	1,002,348
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,504,962
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,915	4,019,474
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	$2,574	$2,789,188
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,440,874
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	4,500	4,560,090
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,140,685
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,006
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,083,407
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	8,650	8,657,020
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,515,207
Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,250,403
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,394,270
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,576,816
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,449,206
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,490	1,435,385
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,092,567
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	750,097
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	4.00%	03/01/2053	3,000	3,050,248
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	164,647
Series 2017 F, RB	5.00%	07/01/2036	400	351,678
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,110,536
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,819,944
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,042,799
New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,090,697
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	2,500	2,771,592
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,568,588
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,007,838
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,356,308
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health Inc.); Series 2009 E, VRD RB (LOC - TD Bank, N.A.)(h)(i)	1.45%	07/01/2043	10,000	10,000,000
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	821,795
Series 2021 C, RB(d)	3.25%	12/01/2051	500	378,156
Series 2023 B, RB(d)	4.00%	12/01/2044	2,000	1,925,496
Series 2023 C, RB(d)	5.00%	12/01/2053	2,000	2,018,895
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	868,061
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	754,340
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	425,930
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	695,444
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	357,829
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,372,222
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,340,536
Series 2024 K, RB	6.00%	10/01/2055	5,000	5,467,786
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	$12,000	$7,487,342
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,179,034
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,054,247
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,998,280
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,633,764
Series 2019 BB, RB	4.00%	06/15/2050	5,930	5,837,365
Series 2022, RB(e)(f)	5.50%	12/15/2032	1,500	1,788,916
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	2,051,065
Series 2023 BB, RB	5.25%	06/15/2050	2,000	2,208,877
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	6,052,343
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,339,366
Series 2024 B, RB	5.25%	01/01/2054	3,000	3,355,746
Series 2024 C, Ref. RB	5.00%	01/01/2045	5,000	5,570,479
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,031,580
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	434,526
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	816,392
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,010,218
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGM)(a)	5.25%	02/01/2043	375	400,406
Series 2023, RB (INS - AGM)(a)	5.50%	02/01/2051	500	533,608
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,045,372
Series 2023, RB	5.50%	07/01/2058	1,000	1,049,412
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGM)(a)	4.00%	12/01/2053	3,000	3,060,092
South Jersey Transportation Authority;
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,092,469
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,976,782
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	1,004,014
Series 2022 A, RB	4.63%	11/01/2047	1,000	1,024,048
Series 2022 A, RB	5.25%	11/01/2052	2,000	2,162,757
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,082,205
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,000	3,090,642
Series 2018 B, Ref. RB	5.00%	06/01/2046	4,830	4,854,306
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,093
				254,096,484
Puerto Rico–7.44%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,179,931
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(c)(j)	0.00%	08/01/2026	5,235	0
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	189,160
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	118	119,287
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	245,013
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	248,610
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	249,523
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	211,482
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	188,711
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	160,744
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	214,371
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	220,699
Subseries 2022, RN(c)	0.00%	11/01/2043	874	540,992
Subseries 2022, RN(c)	0.00%	11/01/2051	5,087	2,721,360
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	168	160,576
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	$15	$14,379
Series 2023 A, RB	6.63%	01/01/2028	111	109,591
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,557,589
Series 2019 A-2, RB	4.54%	07/01/2053	60	59,204
				22,391,222
New York–4.98%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,546,359
Series 2020 221, RB(d)	4.00%	07/15/2045	4,000	3,895,242
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	3,000	3,293,390
Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	877,333
Two Hundred Thirty Fourth Series 2022, Ref. RB(d)	5.50%	08/01/2052	2,000	2,192,373
Two Hundred Twenty Third Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,615	1,568,090
Two Hundred Twenty Three Series 2021, Ref. RB(d)	4.00%	07/15/2041	1,635	1,614,454
				14,987,241
Virgin Islands–0.68%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	547,358
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,418,042
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,529
Series 2007 A, RB	5.00%	07/01/2027	85	81,776
				2,061,705
Guam–0.67%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	2,005,249
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,113
				2,015,362
Total Municipal Obligations (Cost $287,856,730)				295,552,014
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(j) (Cost $7,923)	12.50%	03/04/2026	8	7,830
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(c)(j)			2,432	0
TOTAL INVESTMENTS IN SECURITIES(k)–98.15% (Cost $287,864,653)				295,559,844
OTHER ASSETS LESS LIABILITIES–1.85%				5,574,042
NET ASSETS–100.00%				$301,133,886
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $14,708,353, which represented 4.88% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Co.	5.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$295,552,014	$—	$295,552,014
U.S. Dollar Denominated Bonds & Notes	—	—	7,830	7,830
Preferred Stocks	—	—	0	0
Total Investments	$—	$295,552,014	$7,830	$295,559,844
Invesco New Jersey Municipal Fund